INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade receivables (Details) - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Components of Consolidated Statement of Financial Position
Trade debtors	$ 217,411,575	$ 160,269,233
Allowance for impairment of trade debtors	(7,538,577)	(7,425,604)
Allowance for credit notes to be issued	(3,955,767)	(3,694,019)
Deferred checks	4,132,745	7,991,237
Trade receivables	211,185,318	158,006,474
Shareholders and other related parties
Components of Consolidated Statement of Financial Position
Shareholders and other related parties (Note 15)	$ 1,135,342
Joint ventures and associates
Components of Consolidated Statement of Financial Position
Trade debtors		$ 865,627